Note 15 - Other Comprehensive Income (loss) (Details) - Changes in each component of other comprehensive income (loss) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Changes in each component of other comprehensive income (loss) [Abstract]
Foreign currency translation adjustments, Before Tax Amount	$ 956	¥ 90,014	¥ (9,539)	¥ (43,435)
Foreign currency translation adjustments, Net of Tax Amount	956	90,014	(9,539)	(43,435)
Unrealized holding gain (loss) on securities:
Amount arising during the period, Before Tax Amount	4,042	380,637	56,384	(53,702)
Amount arising during the period, Tax (Expense) Benefit	(1,451)	(136,649)	(20,242)	22,018
Amount arising during the period, Net of Tax Amount	2,591	243,988	36,142	(31,684)
Less: Reclassification adjustments for losses included in net income, Before Tax Amount		19,788	91,064	(77,570)
Less: Reclassification adjustments for losses included in net income, Tax (Expense) Benefit	(80)	(7,579)	(37,336)	31,803
Less: Reclassification adjustments for losses included in net income, Net of Tax Amount	130	12,209	53,728	(45,767)
Other	3	324	12,875	(167,634)
Other	3	324	12,875	(167,634)
Net unrealized holding gain (loss) during the period, Before Tax Amount	4,252	400,425	147,448	(131,272)
Net unrealized holding gain (loss) during the period, Tax (Expense) Benefit	(1,528)	(143,904)	(44,703)	(113,813)
Net unrealized holding gain (loss) during the period, Net of Tax Amount	2,724	256,521	102,745	(245,085)
Defined benefit pension plans:
Amount arising during the period, Before Tax Amount	986	(92,808)	(39,083)	(3,324)
Amount arising during the period, Tax (Expense) Benefit	354	33,319	14,030	1,363
Amount arising during the period, Net of Tax Amount	(632)	(59,489)	(25,053)	(1,961)
Less: Reclassification adjustments for losses included in net income, Before Tax Amount	4	369	(12,263)	6,685
Less: Reclassification adjustments for losses included in net income, Tax (Expense) Benefit	(1)	(132)	5,711	(2,741)
Less: Reclassification adjustments for losses included in net income, Net of Tax Amount	3	237	(6,552)	3,944
Release of deferred tax asset valuation allowance				32,634
Release of deferred tax asset valuation allowance				32,634
Net defined benefit pension plans, Before Tax Amount	982	(92,439)	(51,346)	3,361
Net defined benefit pension plans, Tax (Expense) Benefit	353	33,187	19,741	31,256
Net defined benefit pension plans, Net of Tax Amount	(629)	(59,252)	(31,605)	34,617
Other comprehensive income (loss), Before Tax Amount	4,226	398,000	86,563	(171,346)
Other comprehensive income (loss), Tax (Expense) Benefit	1,175	(110,717)	(24,962)	(82,557)
Other comprehensive income (loss), Net of Tax Amount	$ 3,051	¥ 287,283	¥ 61,601	¥ (253,903)